SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 JPY (¥)
Subsequent Events [Abstract]
American depositary shares	1,250,000
Gross proceeds		$ 5,000	¥ 739,900
Net proceeds		4,700	691,200
Underwriting discount		$ 300	¥ 48,700